Goodwill (Tables)	6 Months Ended
Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	(in thousands)
Opening balance	$756,260	$769,058
Current period acquisitions (Note 6)	101,895	—
Prior period acquisitions	—	1,048
Foreign exchange movement	(3,414)	(13,846)

Closing balance	$854,741	$756,260